Note 11 - Long-term Debt (Details Textual)											12 Months Ended
	Apr. 17, 2018 USD ($)	Feb. 08, 2018 USD ($)	Jan. 10, 2018 USD ($)	Jan. 10, 2018 USD ($)	Dec. 11, 2017 USD ($)	May 16, 2017 USD ($)	Sep. 15, 2016 USD ($)	Jun. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 20, 2013 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Feb. 14, 2018 USD ($)	Dec. 07, 2017 USD ($)	Mar. 01, 2017 USD ($)	May 18, 2016 USD ($)
Proceeds from Issuance of Debt											$ 43,000,000
Long-term Debt, Total											386,975,841	$ 400,229,914
Term Loan Financial Covenants, Cash Requirement											7,917,738
Debt Issuance Costs, Gross											7,871,170	7,055,914
Amortization of Debt Issuance Costs											$ 690,841	$ 715,587	$ 587,157
Debt, Weighted Average Interest Rate											3.97%	3.43%	2.67%
Interest Expense, Debt, Total											$ 15,640,377	$ 14,149,326	$ 10,175,944
Interest Costs Capitalized											813,423	$ 1,660,802	$ 1,822,443
Long-term Line of Credit, Total											$ 125,260,000
Maximum [Member]
Value to Term Loan Ratio											130.00%
Percentage of Total Debt to Total Market Value Adjusted Assets											80.00%
Percentage of Dividends Paid to Free Cash Flow											50.00%
Quarterly Commitment Fee Percentage											0.77%
Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											3.00%
Minimum [Member]
Value to Term Loan Ratio											125.00%
EBITDA to Interest Expense Ratio											2.5
Quarterly Commitment Fee Percentage											0.70%
Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate											0.80%
Condition Met At Delivery [Member]
Proceeds from Issuance of Debt										$ 67,200,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition										70.00%
Condition Not Being Met [Member]
Proceeds from Issuance of Debt										$ 62,400,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition										65.00%
Term Loan Entered Into on December 20, 2013 [Member]
Proceeds from Issuance of Debt								$ 15,600,000	$ 16,000,000
Term Loan Entered Into on May 18, 2016 [Member]
Proceeds from Issuance of Debt						$ 32,500,000
Term Loan Entered Into on May 18, 2016 [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt			$ 33,150,000
Term Loan Entered Into on May 18, 2016 [Member] | Maximum [Member]
Debt Instrument, Maximum Borrowing Capacity																	$ 74,480,000
Term Loan Entered into on January 30, 2009 [Member]
Proceeds from Issuance of Debt							$ 24,600,000
Term Loan Entered Into March 1, 2017 [Member]
Debt Instrument, Maximum Borrowing Capacity																$ 76,020,000
Term Loan Entered Into March 1, 2017 [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt	$ 35,262,500			$ 35,525,000
Term Loan Entered December 7, 2017 [Member]
Proceeds from Issuance of Debt					$ 10,500,000
Debt Instrument, Maximum Borrowing Capacity															$ 22,500,000
Term Loan Entered December 7, 2017 [Member] | Subsequent Event [Member]
Proceeds from Issuance of Debt		$ 11,775,000
Term Loan Refinanced on a Long Term Basis [Member] | Subsequent Event [Member]
Long-term Debt, Total														$ 27,675,000